Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2022
Date of incorporation	December 13, 2006
Number of vessels owned	128
Combined carrying capacity [Member]
Vessel capacity	14,100,000
Average age of vessels	10.4
Minimum [Member]
Vessel capacity	52,425
Maximum [Member]
Vessel capacity	209,529